Putnam
U.S.
Government
Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98


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Fund highlights

* "Putnam U.S. Government Income Trust's simple style has made it a steady
   performer....Overall, this offering's performance has been
   solid....Investors looking for a predictable fund with a decent risk/reward profile will be fine here."

               -- Morningstar Mutual Funds, July 8, 1998

* "Putnam U.S. Government Income Trust provided strong competitive performance over the past year. For the 12 months ended September 30, 1998, the fund's class A shares were ranked 13 out of 50 GNMA funds, according to Lipper Analytical Services, placing it in the top 26% of similar funds based on total return.*


   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

17 Financial statements

* Past performance is not indicative of future results. Lipper rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. The fund's class A, class B, and class M shares were ranked 13, 42, and 20, respectively, out of 50 GNMA funds for 1-year performance through 9/30/98. The fund's class A and class B shares were ranked 17 and 27, respectively, out of 30 GNMA funds for 5-year performance through 9/30/98. The fund's class A shares were ranked 18 out of 23 GNMA funds for 10-year performance through 9/30/98. Class B and class M shares were not ranked over this period.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Rarely have events beyond the boundaries of the United States had as dramatic an impact on the performance of U.S. Treasury securities as they did during the fiscal year that just ended for Putnam U.S. Government Income Trust.

The period began with the fund's portfolio in a decidedly defensive position against the possibility of an inflation-quashing rise in interest rates. It ended with the fund an indisputable beneficiary of the flight of global investors to the safety of U.S. government securities. As this striking change in circumstances unfolded, Fund Manager Michael Martino made several astute portfolio shifts, which he describes in the following report and which are clearly reflected in the fund's fiscal '98 results.

Shortly after the fiscal year's close, Kevin Cronin joined Mike on the fund's management team. Kevin, who is also chief investment officer of the Mortgage and Asset-Backed team, joined Putnam in 1997. He was previously with MFS Investment Management and Liberty Mutual Insurance Company. He has 10 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998



Report from the Fund Manager
Michael Martino

Well-timed shifts in fund structure and strategy helped Putnam U.S. Government Income Trust post a strong return for its 1998 fiscal year. The fund's class A shares delivered a total return of 8.75% at net asset value for the 12 months ended September 30, 1998, edging slightly ahead of its benchmark index, the Lehman Brothers Mortgage-Backed Securities Index, which returned 8.63% during the same period. In addition, the fund outperformed most of its peers; the 50 GNMA funds tracked by Lipper Analytical Services had an average total return of 8.46% for the 12-month period. Class A shares returned 3.58% at public offering price. Please see pages 9 and 10 for more performance information, including the results for class B and class M shares.

* FUND BENEFITS FROM U.S. TREASURY RALLY

Ongoing turmoil characterized the global capital markets for most of the period, especially over the past six months. A string of negative economic results and currency fluctuations raised fears that global economic health would continue to erode. Doubts persisted about the pace of economic recovery in Asia mainly because Japan was slow to enact reforms in its banking industry that might have helped the country regain its role as the engine for growth in the region. Fiscal, economic, and political problems brewed in Russia and fears arose that the trend would spread to Latin America.

The global turbulence made more and more investors risk averse and prompted a continuing outflow of capital from emerging markets to the developed world. Investors also shifted from stocks to bonds in a flight to quality that benefited dollar-denominated assets in general and U.S. Treasury securities in particular. Treasury bonds attracted investors looking for liquidity and the shelter they offer; U.S. Treasuries are considered among the strongest credits in the world because they are backed by the full faith and credit of the U.S. government. In this environment, your fund profited from some adroit structural changes, including a move to underweight bonds issued by the Government National Mortgage Association (GNMA), relative to other funds in its category. Assets from the sale of GNMAs that had performed well were shifted to Treasuries as the rally continued. On the last day of the fiscal year, the yield on 30-year Treasuries fell to 4.954%, the first time since 1967 that it dropped below 5%. Remember that when bond yields drop, their prices rise; 30-year Treasuries proved to be among the best performers in the bond market during the period.

* STRATEGY SHIFTS BOOST FUND PERFORMANCE

Mortgage-backed securities performed exceptionally well during the first half of the year, and your fund's focus on this sector contributed substantially to performance. We began the fiscal year with an increased focus on GNMA mortgage-backed securities. However, when interest rates started dropping rapidly, mortgages started to lag comparable Treasuries because of fears of increased prepayments. In this scenario, mortgage holders seek to pay off their loans before maturity in order to refinance at lower rates. Investors in mortgage-backed securities are then left to reinvest the principal at current rates that are lower than the yields on the prepaid mortgages. Anticipating the increase in prepayments, we reduced the fund's position in GNMA mortgage-backed securities in the second quarter of 1998. We re-positioned the assets to Treasuries, which not only reduced prepayment exposure but increased the fund's ability to take advantage of the Treasury market rally.

[GRAPHIC OMITTED: vertical bar chart of AVERAGE EFFECTIVE MATURITY AND
DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION

                                  9/30/97     3/31/98     9/30/98

Average effective maturity          7.1         7.0         5.0

Duration                            3.0         3.1         1.8

Footnote reads:
This chart depicts the fund's average effective maturity and duration at 6-month intervals over the 12 months ended 9/30/98. Average effective maturity and duration, stated in years, are derived from calculations that incorporate assumptions about prepayment rates and cash flows of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


In structuring the GNMA portion of the portfolio, we sought to invest in securities with as little prepayment risk as possible. To that end, we focused on securities with stated interest rates, or coupons, reflecting current market rates. These types of mortgages, whose coupons generally fell in the 6% to 7% range, were unlikely to be prepaid over the near term. Because these mortgages were less likely to be prepaid, they tended to move up in price to a greater extent than those carrying higher coupons. We also invested in seasoned mortgages, those held by homeowners who have had several opportunities to prepay in the past but have chosen not to for one reason or another. These securities are perceived to carry reduced prepayment risk in a falling interest-rate environment.

Your fund also began its fiscal year with a slightly defensive duration posture. Duration is a measure of the portfolio's interest-rate sensitivity; the longer the duration, the more sensitive the fund will be to a change in rates. During the first six months of the period, we were prepared for the possibility of an interest-rate increase growing out of strong economic growth and mounting indications that inflationary pressures would build. Consequently, we pursued a defensive, shorter-duration strategy to protect the value of the portfolio.

As we entered the second quarter of 1998, however, increased evidence that deteriorating global economic conditions would damage the U.S. economy pointed toward a stronger potential for slower growth, benign inflation, and falling interest rates. To take advantage of this backdrop, we increased the fund's duration. That added sensitivity to the beneficial effects of falling interest rates helped the fund to take full advantage of the bond market's rally.

[GRAPHIC OMITTED: pie chart of PORTFOLIO ALLOCATIONS (9/30/98)]

PORTFOLIO ALLOCATIONS (9/30/98)*

U.S. Treasury
securities -- 15.0%

Cash and short-term
investments -- 6.8%

Mortgage-backed
securities --78.2%


Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association (GNMA). Allocations will vary over time.


In addition, we pursued a barbell strategy with the Treasury portion of the portfolio -- concentrating investments at the long and short ends of the maturity spectrum -- that added to your fund's solid performance. On one side of the barbell, the fund benefited from investments in 30-year Treasuries. These long-term securities were among the best performers in the market because long-term interest rates fell (and bond prices rose) more dramatically than short-term rates. On the shorter end, your fund profited from the added income provided by short-term cash investments because these securities furnished higher yields than investments on the rest of the yield curve. To illustrate, a key short-term rate, the federal funds rate set by the Federal Reserve Board, stayed at a relatively high level of 5.50% during most of the period. It was only at the end of the period that the Fed, in a long-anticipated move, lowered this rate to 5.25% to try to sustain economic growth in the United States (Shortly after the end of the fiscal year, the rate was lowered again to 5.00%.)

* MORTGAGE-BACKED POSITION MAY RISE AGAIN IN FISCAL '99

Overall we anticipate an unchanged or falling trend for interest rates as the U.S. economy works through the challenges brought on by an uncertain global economic and investing climate. The Fed has certainly demonstrated its willingness to adjust interest rates to avert a further weakening of the U.S. economy. In this type of environment, we expect your fund to do relatively well. Looking more closely at fund strategy, we anticipate increasing the fund's allocation to GNMA mortgage-backed securities. After seeing such a marked drop in interest rates in the Treasury market and with mortgage-backed securities offering an attractive yield advantage to comparable Treasuries, we want to take full advantage of their potential to perform better than alternatives in the Treasury market.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund primarily invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements and forward commitments with respect to these securities.


TOTAL RETURN FOR PERIODS ENDED 9/30/98

                                Class A           Class B           Class M
(inception date)               (2/8/84)          (4/27/92)         (2/6/95)
                              NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
1 year                       8.75%    3.58%    7.82%    2.82%    8.38%    4.83%
------------------------------------------------------------------------------
5 years                     36.92    30.41    31.67    29.73    35.03    30.63
Annual average               6.49     5.45     5.66     5.34     6.19     5.49
------------------------------------------------------------------------------
10 years                   113.80   103.64    97.37    97.37   107.53   100.83
Annual average               7.89     7.37     7.04     7.04     7.57     7.22
------------------------------------------------------------------------------
Life of fund               238.82   222.77   198.44   198.44   221.24   210.83
Annual average               8.69     8.33     7.75     7.75     8.30     8.05
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/98

                                   Lehman Bros.
                                 Mortgage-Backed           Consumer
                                Securities Index          Price Index
------------------------------------------------------------------------------
1 year                                8.63%                  1.36%
------------------------------------------------------------------------------
5 years                              41.93                  12.61
Annual average                        7.26                   2.40
------------------------------------------------------------------------------
10 years                            137.97                  36.39
Annual average                        9.06                   3.15
------------------------------------------------------------------------------
Life of fund                        332.64                  60.35
Annual average                       10.50                   3.27
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
9/30/88
                                      Lehman Bros.
                 Fund's class A     Mortgage-backed  Consumer Price
Date             shares at POP     Securities-Index       Index

9/30/88              9,525               10,000           10,000
9/30/89             10,444               11,110           10,434
9/30/90             11,335               12,187           11,077
9/30/91             12,820               14,174           11,452
9/30/92             14,091               15,722           11,795
9/30/93             14,872               16,769           12,112
9/30/94             14,524               16,578           12,470
9/30/95             16,356               18,821           12,787
9/30/96             17,062               19,913           13,171
9/30/97             18,725               21,910           13,454
9/30/98            $20,364              $23,797          $13,639


Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $19,737 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $20,753 ($20,083 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 9/30/98

                                Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)            12            12           12
------------------------------------------------------------------------------
Income                          $0.828        $0.731      $0.801
------------------------------------------------------------------------------
Capital gains                      --            --          --
------------------------------------------------------------------------------
 Total                          $0.828        $0.731      $0.801
------------------------------------------------------------------------------
Share value:                  NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
9/30/97                    $13.01    $13.66   $12.97   $13.00   $13.44
------------------------------------------------------------------------------
9/30/98                     13.28     13.94    13.22    13.25    13.70
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1       6.23%     5.94%    5.45%    5.98%    5.78%
------------------------------------------------------------------------------
Current 30-day SEC yield2    5.99      5.70     5.24     5.74     5.55
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Mortgage-Backed Securities Index is an unmanaged list of GNMA bonds. This index assumes reinvestment of all distributions and interest payments, does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund [DBL. DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio


 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Report of independent accountants
For the fiscal year ended September 30, 1998

To the Trustees and Shareholders of
Putnam U. S. Government Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam
U. S. Government Income Trust (the "fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 1998




Portfolio of investments owned
September 30, 1998

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (97.8%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations  (82.1%)
--------------------------------------------------------------------------------------------------------------------------
                     Government National Mortgage Association
       $  4,182,545    8s, with due dates from May 15, 2024 to
                       August 15, 2027                                                                       $   4,359,187
            600,253    7 1/2s, May 15, 2026                                                                        622,199
         71,620,338    7s, with due dates from January 15, 2026 to
                       July 15, 2028                                                                            73,925,084
         62,648,909    6 1/2s, November 15, 2027                                                                64,116,773
        200,000,000    6 1/2s, TBA, October 15, 2028                                                           204,436,000
                     Government National Mortgage Association
                     Pass-Through Certificates
             88,003    16s, with due dates from October 15, 2011 to
                       November 15, 2011                                                                           105,768
            169,395    15s, with due dates from July 15, 2011 to
                       March 15, 2013                                                                              204,812
            124,436    14s, with due dates from July 15, 2014 to
                       January 20, 2015                                                                            146,683
            957,985    13 1/2s, with due dates from May 15, 2011 to
                       June 20, 2015                                                                             1,126,553
            767,090    13s, with due dates from October 20, 2013 to
                       September 20, 2015                                                                          892,239
            432,646    12 1/2s, with due dates from June 15, 2010 to
                       November 20, 2015                                                                           495,190
            416,514    12s, with due dates from April 20, 2014 to
                       March 20, 2016                                                                              469,620
          2,306,336    11 1/2s, with due dates from April 15, 2010 to
                       November 15, 2019                                                                         2,591,727
          2,302,653    11s, with due dates from November 20, 2013 to
                       June 20, 2019                                                                             2,541,548
             34,383    11s, Midget, July 15, 2000                                                                   37,487
            168,763    10 7/8s, February 15, 2010                                                                  184,683
         19,655,901    10 1/2s, with due dates from April 15, 2010 to
                       November 15, 2021                                                                        21,548,163
            404,353    10 1/4s, with due dates from March 15, 2016 to
                       December 15, 2020                                                                           442,132
         31,524,048    9 1/2s, with due dates from June 15, 2009 to
                       April 15, 2023                                                                           34,163,095
         92,160,527    9s, with due dates from November 15, 2004 to
                       January 15, 2025                                                                         98,787,004
        128,150,272    8 1/2s, with due dates from August 15, 2004 to
                       March 15, 2027                                                                          136,168,535
         10,549,665    8 1/2s, Midget, with due dates from May 15, 2001 to
                       January 15, 2008                                                                         11,116,713
        452,315,811    8s, with due dates from January 15, 2001 to
                       January 15, 2028                                                                        472,404,919
         38,946,354    8s, Midget, with due dates from November 15, 2001 to
                       November 15, 2009                                                                        40,284,942
        531,525,370    7 1/2s, with due dates from March 15, 2001 to
                       October 15, 2027                                                                        551,248,008
        814,001,545    7s, with due dates from March 15, 2022 to
                       July 15, 2028                                                                           840,435,915
        129,081,194    7s, Midget, with due dates from October 15, 2007
                       to November 15, 2022                                                                    133,034,856
        277,085,544    6 1/2s, with due dates from May 15, 2023 to
                       February 15, 2028                                                                       283,327,705
             68,866    5 1/2s, May 15, 2017                                                                         72,361
                     Government National Mortgage Association
                     Graduated Payment Mortgages
             57,472    15s, with due dates from May 15, 2012 to
                       September 15, 2012                                                                           68,086
             47,817    13 3/4s, with due dates from September 20, 2014 to
                       November 20, 2014                                                                            54,974
            117,993    13 1/2s, with due dates from May 15, 2011 to
                       June 20, 2012                                                                               136,245
            147,349    13 1/4s, with due dates from October 15, 2014 to
                       January 20, 2015                                                                            168,805
             27,891    13s, December 15, 2010                                                                       31,976
            663,402    12 3/4s, with due dates from October 15, 2013 to
                       July 20, 2015                                                                               761,521
            618,655    12 1/4s, with due dates from August 15, 2013 to
                       May 15, 2015                                                                                702,737
          1,189,059    11 1/4s, with due dates from June 15, 2013 to
                       January 15, 2016                                                                          1,310,558
            184,990    10 3/4s, with due dates from January 15, 2016 to
                       February 15, 2016                                                                           205,280
          1,840,839    10s, with due dates from October 15, 2009 to
                       January 20, 2021                                                                          2,043,984
          1,154,483    9 1/4s, with due dates from April 15, 2016 to
                       November 15, 2019                                                                         1,217,981
                                                                                                            --------------
                                                                                                             2,985,992,048

U.S. Treasury Obligations  (15.7%)
--------------------------------------------------------------------------------------------------------------------------
         50,000,000  U.S. Treasury Bonds 5 1/2s, August 15, 2028                                                54,047,000
                     U.S. Treasury Notes
         50,000,000    6 1/8s, August 15, 2007                                                                  55,968,500
         22,500,000    5 3/4s, October 31, 2002                                                                 23,649,525
         54,630,000    5 5/8s, May 15, 2008                                                                     59,751,563
         50,000,000    5 5/8s, December 31, 2002                                                                52,437,500
        191,980,000    5 1/2s, May 31, 2003                                                                    201,398,496
        100,000,000    5 1/2s, January 31, 2003                                                                104,484,000
         19,000,000    5 3/8s, June 30, 2000                                                                    19,302,860
                                                                                                            --------------
                                                                                                               571,039,444
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $3,436,774,693)                                                                $3,557,031,492

SHORT-TERM INVESTMENTS  (7.1%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
       $130,137,000  Interest in $750,000,000 joint tri-party repurchase agreement dated September 30, 1998 with
                       Goldman Sachs & Co. due October 1, 1998
                       with respect to various U.S. Treasury obligations --
                       maturity value of $130,156,701 for an effective yield
                       of 5.45%                                                                             $  130,156,701
        129,393,000  Interest in $458,140,000 joint repurchase agreement dated September 30, 1998 with Swiss Bank due
                       October 1, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $129,412,768 for an
                       effective yield of 5.50%                                                                129,412,768
                                                                                                            --------------
                     Total Short-Term Investments   (cost $259,569,469)                                     $  259,569,469
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $3,696,344,162) (b)                                           $3,816,600,961
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,635,524,719.

  (b) The aggregate identified cost on a tax basis is $3,698,764,757, resulting in gross unrealized appreciation and depreciation of $119,329,741 and $1,493,537, respectively, or net unrealized appreciation of $117,836,204.

      TBA after the name of a security represents to be announced securities (Note 1).

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,696,344,162) (Note 1)                                        $3,816,600,961
-----------------------------------------------------------------------------------------------
Cash                                                                                        952
-----------------------------------------------------------------------------------------------
Interest receivable                                                                  25,772,666
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               11,586,712
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,853,961,291

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    203,434,122
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            7,884,216
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,786,854
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              421,277
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            89,433
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,882
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,610,521
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  202,267
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   218,436,572
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,635,524,719

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,837,175,473
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (321,907,553)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                          120,256,799
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,635,524,719

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,130,979,823 divided by 160,493,591 shares)                                           $13.28
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $13.28)*                                  $13.94
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,334,041,170 divided by 100,902,723 shares)**                                         $13.22
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($163,075,501 divided by 12,305,014 shares)                                              $13.25
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $13.25)*                                  $13.70
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($7,428,225 divided by 559,663 shares)                                                   $13.27
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998
Interest income                                                                    $247,167,364
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     15,162,940
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,987,761
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        64,122
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         31,593
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 5,308,788
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                12,622,923
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   696,858
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 119,239
-----------------------------------------------------------------------------------------------
Legal                                                                                    25,459
-----------------------------------------------------------------------------------------------
Postage                                                                                 397,866
-----------------------------------------------------------------------------------------------
Other                                                                                   202,517
-----------------------------------------------------------------------------------------------
Total expenses                                                                       40,620,066
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,015,470)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         39,604,596
-----------------------------------------------------------------------------------------------
Net investment income                                                               207,562,768
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     30,743,304
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                           46,178,335
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              76,921,639
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $284,484,407
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                     Year ended September 30
                                                                                  -----------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  207,562,768  $  231,536,114
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                     30,743,304       8,446,279
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           46,178,335      90,992,659
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                284,484,407     330,975,052
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (129,683,505)   (145,145,530)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (68,119,252)    (77,035,760)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,147,157)       (430,429)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (399,595)       (293,133)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                          (4,562,519)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (2,396,568)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (286,633)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (14,059)             --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from
capital share transactions (Note 4)                                                 111,513,142    (573,463,157)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             182,388,261    (465,392,957)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 3,453,136,458   3,918,529,415
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $-- and $3,424,640, respectively)                                      $3,635,524,719  $3,453,136,458
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                         Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.01           $12.63           $12.95           $12.37           $13.63
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .81(c)           .85              .84(c)           .88              .69
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .29              .34             (.30)             .61            (1.00)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.10             1.19              .54             1.49             (.31)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.80)            (.81)            (.81)            (.83)            (.74)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --             (.05)            (.08)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.83)            (.81)            (.86)            (.91)            (.95)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.28           $13.01           $12.63           $12.95           $12.37
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            8.75             9.75             4.32            12.62            (2.35)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $2,130,980       $2,147,326       $2,450,376       $2,903,016       $3,213,428
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .87              .89              .88              .90              .85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            6.15             6.58             6.55             7.09             7.31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             294.74           125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                         Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $12.97           $12.59           $12.91           $12.33           $13.60
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .70(c)           .75              .74(c)           .79              .64
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .28              .35             (.30)             .61            (1.05)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .98             1.10              .44             1.40             (.41)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.71)            (.72)            (.72)            (.75)            (.67)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.02)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --             (.04)            (.07)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.73)            (.72)            (.76)            (.82)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.22           $12.97           $12.59           $12.91           $12.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            7.82             8.95             3.52            11.82            (3.16)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,334,041       $1,291,901       $1,458,848       $1,643,923       $1,752,887
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.62             1.64             1.63             1.65             1.60
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.42             5.83             5.80             6.33             6.55
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             294.74           125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        Feb. 6, 1995+
operating performance                                                         Year ended September 30             to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.00           $12.63           $12.96           $12.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .80(c)           .80              .82(c)           .61
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .25              .35             (.32)             .66
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                 1.05             1.15              .50             1.27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.77)            (.78)            (.78)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                     (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                  --               --             (.05)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.80)            (.78)            (.83)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $13.25           $13.00           $12.63           $12.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             8.38             9.39             3.99            10.54*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $163,076           $7,850           $6,116           $2,609
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                             1.12             1.14             1.14              .79*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             5.91             6.32             6.37             4.14*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                              294.74           125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Apr. 11, 1994+
operating performance                                                Year ended September 30                      to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.01           $12.63           $12.98           $12.38           $12.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .83(c)           .89(c)           .88(c)           .90              .39
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .29              .34             (.34)             .64             (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                1.12             1.23              .54             1.54              .09
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.83)            (.85)            (.84)            (.86)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                    (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --             (.05)            (.08)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.86)            (.85)            (.89)            (.94)            (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $13.27           $13.01           $12.63           $12.98           $12.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            8.98            10.05             4.34            13.07              .11*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                     $7,428           $6,061           $3,190          $43,196          $19,337
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .62              .64              .62              .65              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            6.42             6.83             6.51             7.16             3.63*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             294.74           125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
September 30, 1998

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing exclusively in securities backed by the full faith and credit of the United States and in repurchase agreements and forward commitments with respect to those securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1998, the fund had a capital loss carryover of approximately $319,487,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

 Loss Carryover                 Expiration
----------------            ----------------
 $258,710,000              September 30, 2003
   51,884,000              September 30, 2004
    8,893,000              September 30, 2005

G) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals and paydown gains and losses on mortgage backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1998, the fund reclassified $2,621,880 to increase undistributed net investment income and $7,260,185 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $4,638,305. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million, 0.475% of the next $500 million, 0.4275% of the next $500 million, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1998, fund expenses were reduced by $1,015,470 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,190 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, and 1.00% of the average net assets attributable to class A, class Band class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $236,243 and $635,378 from the sale of class A and class M shares, respectively and received $1,968,193 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter received $40,183 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1998, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $10,094,730,508 and $9,915,440,003, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     59,973,385      $ 785,402,534
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,642,555         86,591,930
-----------------------------------------------------------------------------
                                                66,615,940        871,994,464

Shares
repurchased                                    (71,219,827)      (931,308,277)
-----------------------------------------------------------------------------
Net decrease                                    (4,603,887)     $ (59,313,813)
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1997
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,634,802       $264,582,822
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    7,097,769         90,680,551
-----------------------------------------------------------------------------
                                                27,732,571        355,263,373

Shares
repurchased                                    (56,635,571)      (725,708,140)
-----------------------------------------------------------------------------
Net decrease                                   (28,903,000)     $(370,444,767)
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     29,712,925       $387,310,922
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,653,269         47,450,098
-----------------------------------------------------------------------------
                                                33,366,194        434,761,020

Shares
repurchased                                    (32,107,152)      (418,121,195)
-----------------------------------------------------------------------------
Net increase                                     1,259,042       $ 16,639,825
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1997
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      9,650,117      $ 123,220,626
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,950,482         50,333,817
-----------------------------------------------------------------------------
                                                13,600,599        173,554,443

Shares
repurchased                                    (29,814,937)      (380,815,087)
-----------------------------------------------------------------------------
Net decrease                                   (16,214,338)     $(207,260,644)
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,378,067      $ 253,347,903
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       43,951            572,328
-----------------------------------------------------------------------------
                                                19,422,018        253,920,231

Shares
repurchased                                     (7,720,736)      (100,941,489)
-----------------------------------------------------------------------------
Net increase                                    11,701,282      $ 152,978,742
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1997
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        675,663        $ 8,653,771
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       27,221            347,797
-----------------------------------------------------------------------------
                                                   702,884          9,001,568

Shares
repurchased                                       (583,426)        (7,466,778)
-----------------------------------------------------------------------------
Net increase                                       119,458        $ 1,534,790
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        682,330         $8,902,590
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       31,752            413,654
-----------------------------------------------------------------------------
                                                   714,082          9,316,244

Shares
repurchased                                       (620,409)        (8,107,856)
-----------------------------------------------------------------------------
Net increase                                        93,673         $1,208,388
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1997
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        324,814        $ 4,141,239
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       22,938            293,133
-----------------------------------------------------------------------------
                                                   347,752          4,434,372

Shares
repurchased                                       (134,245)        (1,726,908)
-----------------------------------------------------------------------------
Net increase                                       213,507        $ 2,707,464
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



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Management, Inc.
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This report is for the information of shareholders of Putnam U.S.
Government Income Trust. It may also be used as sales literature when
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and the most recent copy of Putnam's Quarterly Performance Summary. For
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AN038 47011 032/885/689/527 11/98



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam U.S. Government Income Trust
Supplement to Annual Report dated September 30, 1998

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A and B shares, which are discussed more extensively in the annual report.

FISCAL 1997 ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------

4/11/94 to 9/30/98                  Annualized           Cumulative
Inception date to end of
Annual fiscal period                   8.25%               42.53%

9/30/97 to 9/30/98
Annual fiscal period                     --                 8.98%
----------------------------------------------------------------------------

Share value	                                NAV

4/11/94 (Inception date)                  $12.68
9/30/97                                   $13.01
9/30/98                                   $13.27
----------------------------------------------------------------------------

Distributions           No.     Income     Return of capital       Total
9/30/97 to 9/30/98      12      $0.8104        $0.0536             $0.864
----------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full Annual Report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.